Leases - Amounts Recognized in Earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Leases [Abstract]
Interest expense on lease liabilities (Note 33)	$ 8.0	$ 6.7
Expense relating to variable lease payments not included in measurement of lease liabilities	77.5	86.0
Expense relating to short-term leases for which recognition exemption has been used	26.5	21.8
Expense relating to leases of low-value assets for which recognition exemption has been used	0.5	0.9
Depreciation Expense, Right-Of-Use Asset, Capitalized	1.5
Depreciation, right-of-use assets, expensed	$ 26.8	$ 22.6